UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

______to ______

Date of Report (Date of earliest event reported) __________

Commission File Number of securitizer: _______

Central Index Key Number of securitizer: _________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0000778946

BXG Receivables Note Trust 2020-A
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Paul Humphrey, Bluegreen Vacations Corporation, (561) 443-8876

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an Independent Accountants Report on Applying Agreed-Upon Procedures, dated September 15, 2020, obtained by the securitizer, with respect to certain agreed-upon procedures performed by independent accountants.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bluegreen Vacations Corporation (Securitizer)

Date: September 18, 2020

/s/ Paul Humphrey
Name:	Paul Humphrey
Title:	Senior Vice President, Finance, Capital Markets and Mortgage Operations

EXHIBIT INDEX

Exhibit No.	Description

99.1	Independent Accountants Report on Applying Agreed-Upon Procedures, dated September 15, 2020